Due from Licensee (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Interest income	$ 6,218		$ 2,784
Licensing agreement [Member]
Deferred Revenue Arrangement [Line Items]
Issuance of promissory note	250,000		250,000
Debt instrument, maturity date	Sep. 28, 2016		Sep. 28, 2016
Debt instrument, interest rate	3.00%		3.00%
Interest income	$ 4,375